                          OPPENHEIMER CAPITAL APPRECIATION FUND/VA
                      (a series of Oppenheimer Variable Account Funds)
                         Supplement dated September 28, 2005 to the
                              Prospectus dated April 29, 2005

This  supplement  replaces the  supplement  dated August 11, 2005 and amends the
Prospectus  dated April 29, 2005, of Oppenheimer  Capital  Appreciation  Fund/VA
(the "Fund"), a series of the Oppenheimer Variable Account Funds.

1.   Effective  October 1, 2005, the paragraph  captioned  "Portfolio  Managers"
     under  the  section  "How the Fund Is  Managed"  on page 7 is  deleted  and replaced by the following:

     Portfolio  Managers.  William L. Wilby, CFA, and Marc L. Baylin,  CFA, have been the  co-portfolio  managers  of the Fund  since  October  2005 and are principally  responsible  for  the  day-to-day  management  of  the  Fund's investments.  Mr.  Wilby has been a Senior  Vice  President  of the Manager since July 1994 and a Senior Investment Officer and Director of Equities of
     the  Manager  since July 2004.  Mr.  Wilby was  Director  of  International
     Equities of the  Manager  from May 2000  through  July 2004 and Senior Vice
     President of HarbourView Asset Management Corporation from May 1999 through
     November 2001.  Before joining  OppenheimerFunds  in 1991, Mr. Wilby was an
     International Investment Strategist at Brown Brothers Harriman & Co., a
     Managing  Director  and  Portfolio  Manager  at AIG  Global  Investors,  an
     International  Pension  Manager at  Northern  Trust Bank in Chicago  and an
     International Financial Economist at Northern Trust Bank and at the Federal
     Reserve Bank in Chicago.

     Mr. Baylin is a Vice President of the Manager and a member of the Manager's
     Growth Equity  Investment Team. He was Managing Director and Lead Portfolio
     Manager at JP Morgan Fleming Investment Management from June 2002 to August
     2005 and was a Vice  President  of T. Rowe  Price,  where he was an analyst from  June 1993 and a  portfolio  manager  from  March  1999 to June  2002.
     Messrs. Wilby and Baylin are portfolio managers of other Oppenheimer funds.

September 28, 2005                                            PS0610.002

2

            OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
is an investment company consisting of 11 separate Funds (the "Funds"):
                 Oppenheimer Aggressive Growth Fund/VA
                      Oppenheimer Balanced Fund/VA
 (named "Oppenheimer Multiple Strategies Fund" prior to April 29, 2004)
                        Oppenheimer Bond Fund/VA
                Oppenheimer Capital Appreciation Fund/VA
                 Oppenheimer Global Securities Fund/VA
                    Oppenheimer High Income Fund/VA
                    Oppenheimer Main Street Fund(R)/VA
               Oppenheimer Main Street Small Cap Fund(R)/VA
                       Oppenheimer Money Fund/VA
                   Oppenheimer Strategic Bond Fund/VA
                       Oppenheimer Value Fund/VA

               Supplement dated September 28, 2005 to the
        Statement of Additional Information dated April 29, 2005

The Statement of Additional Information is revised as follows:

The biography chart for "Officers of the Trust" and the paragraph preceding it on page 56 are amended as follows:

   The address of the Officers in the chart below is as follows: for
Messrs. Baylin, Bhaman, Ferreira, Gillespie, Gord, Kourkoulakos, Leavy,
Manioudakis, Monoyios, Moon, O'Hare, Reinganum, Steinmetz, Wilby, Zack
and Zavanelli, and Ms. Bloomberg, Two World Financial Center, 225
Liberty Street, New York, NY 10281-1008, for Messrs. Vandehey,
Vottiero, Petersen and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, CO 80112-3924.  Each Officer serves for an indefinite term or until his or her earlier resignation, death or removal.

   The biographies for Jane Putnam and Wayne Miao are deleted from the chart and the biography for Mr. Baylin is added, as follows:

---------------------------------------------------------------------------------
                             Officers of the Trust
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Name,                     Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund
Length of Service,
Age
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc L. Baylin            Vice President of the Manager and a member of the
Portfolio Manager since   Manager's Growth Equity Investment Team. He was
2005                      Managing Director and Lead Portfolio Manager at JP
Age: 37                   Morgan Fleming Investment Management from June 2002
                          to August 2005 and was a Vice President of T. Rowe
                          Price, where he was an analyst from June 1993 and a
                          portfolio manager from March 1999 to June 2002. A
                          portfolio manager of other Oppenheimer funds.
---------------------------------------------------------------------------------

September 28, 2005                                                   PXOVAF.025